1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax
May 15, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Insured Municipal Income Fund Inc. (“Fund”)
File No. 811-07528

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material (“Proxy Materials”) for the Annual Meeting of Shareholders (“Meeting”) to be held on August 12, 2009.

The Meeting is being held for the purpose of asking shareholders to: elect six directors (two of which will be elected by the holders of auction preferred shares voting separately); vote upon a new Investment Management and Administration Contract between UBS Global Asset Management (Americas) Inc. and the Fund; vote upon changes to the Fund’s investment policies; and consider, if properly presented, two shareholder proposals.

No fee is required in connection with this filing. Should you have any questions or comments, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois
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